Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premium income	$ 445,550	$ 446,395	$ 464,093
Fee income	944,526	729,179	618,244
Other revenue	13,563	7,506	7,355
Net investment income	1,254,430	1,228,388	1,091,389
Realized investment gains (losses), net:
Total other-than-temporary losses	(1,044)	(4,334)	(372)
Other-than-temporary (gains) losses transferred to other comprehensive income	(78)	0	(434)
Other realized investment gains (losses), net	84,832	151,705	(13,330)
Total realized investment gains (losses), net	83,710	147,371	(14,136)
Total revenues	2,741,779	2,558,839	2,166,945
Benefits and expenses:
Life and other policy benefits	636,855	643,420	650,584
(Decrease) increase in future policy benefits	(41,636)	(56,073)	5,575
Interest paid or credited to contractholders	583,319	575,400	505,698
Provision for policyholders’ share of (losses) earnings on participating business	(1,267)	(1,041)	3,976
Dividends to policyholders	57,356	60,739	66,258
Total benefits	1,234,627	1,222,445	1,232,091
General insurance expenses	1,078,996	780,991	650,347
Deferred Policy Acquisition Costs and Present Value of Future Profits, Amortization	(100,588)	(44,846)	(59,645)
Amortization and writedowns	100,589	44,845	59,645
Interest expense	38,588	37,286	37,329
Total benefits and expenses	2,452,800	2,085,567	1,979,412
Income (loss) before income taxes	288,979	473,272	187,533
Income tax expense	98,524	155,903	58,791
Net income (loss)	$ 190,455	$ 317,369	$ 128,742